Note 28 - Retained earnings, revaluation reserves and other reserves. (Tables)	12 Months Ended
Dec. 31, 2019
Retained earnings, revaluation reserves and other reserves.
Retained Earnings Revaluation Reserves And Other Reserves Breakdown By Concepts
Retained earnings, revaluation reserves and other reserves. Breakdown by concepts (Millions of Euros)
	2019	2018	2017
Legal reserve	653	653	644
Restricted reserve	124	133	159
Reserves for regularizations and balance revaluations	-	3	12
Voluntary reserves	8,331	8,010	8,643
Total reserves holding company	9,108	8,799	9,458
Consolidation reserves attributed to the Bank and dependent consolidated companies.	17,169	14,222	14,266
Total	26,277	23,021	23,724

Disclosure Restricted Reserves Explanatory
Restricted reserves. Breakdown by concepts (Millions of Euros)
	2019	2018	2017
Restricted reserve for retired capital	88	88	88
Restricted reserve for parent company shares and loans for those shares	34	44	69
Restricted reserve for redenomination of capital in euros	2	2	2
Total	124	133	159

Disclosure Retained Earnings Revaluation Reserves explanatory
Retained earnings, revaluation reserves and other reserves. Breakdown by concepts (Millions of Euros)
	2019	2018	2017
Retained earnings (losses) and revaluation reserves
Holding Company	16,623	14,701	15,759
BBVA Mexico Group	10,645	10,014	9,442
Garanti BBVA Group	1,985	1,415	751
BBVA Colombia Group	1,130	998	926
Corporación General Financiera S.A.	932	1,084	1,202
BBVA Perú Group	848	756	681
BBV América, S.L.	247	217	195
Catalunyacaixa Inmobiliaria, S.A.	225	233	11
BBVA Chile Group	597	552	951
BBVA Paraguay	130	119	108
Bilbao Vizcaya Holding, S.A.	62	49	(73)
Compañía de Cartera e Inversiones, S.A.	47	108	(20)
Gran Jorge Juan, S.A.	27	(33)	(47)
Banco Industrial de Bilbao, S.A.	(13)	-	25
BBVA Luxinvest, S.A.	(48)	(48)	25
Pecri Inversión S.L.	(50)	(74)	(76)
BBVA Suiza, S.A.	(52)	(53)	(57)
BBVA Portugal Group	(59)	(66)	(436)
BBVA Seguros, S.A.	(99)	(127)	(215)
BBVA Venezuela Group	(125)	(124)	(113)
Grupo BBVA USA Bancshares	(317)	(586)	(794)
BBVA Argentina Group	35	103	999
Anida Grupo Inmobiliario, S.L.	(587)	363	515
Unnim Real Estate	(594)	(587)	(576)
Anida Operaciones Singulares, S.L.	(5,375)	(5,317)	(4,881)
Other	188	(618)	(544)
Subtotal	26,402	23,079	23,758
Other reserves or accumulated losses of investments in joint ventures and associates
Metrovacesa, S.A.	(75)	(61)	(53)
ATOM Bank PLC	(56)	(28)	(12)
Other	6	31	30
Subtotal	(125)	(58)	(35)
Total	26,277	23,021	23,724